Alger Small Cap Growth Fund Average Annual Total Returns - Class A B C Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.18%	9.57%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.81%	(4.87%)	8.50%
Performance Inception Date	Dec. 31, 1996
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.81%	(5.30%)	7.78%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.07%	(3.58%)	6.85%
Class B
Prospectus [Line Items]
Average Annual Return, Percent		3.80%	(3.95%)	8.78%
Performance Inception Date	Dec. 31, 1996
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	(4.59%)	8.39%
Performance Inception Date	Jul. 31, 1997